As filed with the Securities and Exchange Commission on November 30, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Suite 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914 - 7363
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Muzinich Credit Opportunities Fund Form N-Q  9/30/2015

Item 1. Schedule of Investments.

MUZINICH CREDIT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS at September 30, 2015 (Unaudited)

Principal
Amount†		Value
CORPORATE BONDS: 61.3%
Automotive & Auto Parts: 3.5%
	Daimler Finance North America LLC
1,100,000	2.000%, 8/3/18 1	$1,084,413
	General Motors Co.
1,200,000	3.500%, 10/2/18	1,212,684
	General Motors Financial Corp.
800,000	4.750%, 8/15/17	830,765
	Schaeffler Holding Finance B.V.
EUR 1,000,000	6.875% Cash or 7.625% PIK, 8/15/18	1,158,146
		4,286,008
Banking: 4.9%
	Ally Financial, Inc.
750,000	5.500%, 2/15/17	770,625
1,000,000	6.250%, 12/1/17	1,052,500
500,000	3.600%, 5/21/18	495,000
	Bank of America Corp.
1,100,000	3.875%, 8/1/25	1,117,548
	Citigroup, Inc.
1,000,000	2.150%, 7/30/18	1,005,646
	Goldman Sachs Group, Inc.
790,000	2.600%, 4/23/20	792,648
	JPMorgan Chase & Co.
790,000	3.900%, 7/15/25	805,589
		6,039,556
Broadcasting: 2.1%
	Sinclair Television Group, Inc.
225,000	6.125%, 10/1/22	223,875
	Sirius XM Radio, Inc.
2,275,000	5.250%, 8/15/22 1	2,368,844
		2,592,719
Building Materials: 0.2%
	Building Materials Corp.
300,000	6.000%, 10/15/25 1	304,500

Cable/Satellite TV: 5.3%
	Cablevision Systems Corp.
500,000	8.625%, 9/15/17	522,500
	CSC Holdings, Inc.
750,000	7.625%, 7/15/18	789,375
	EchoStar Corp.
1,000,000	7.125%, 2/1/16	1,008,750
	Harron Communications LP/Harron Finance
1,350,000	9.125%, 4/1/20 1	1,439,438
	LGE Holdco VI B.V.
EUR 775,000	7.125%, 5/15/24	930,367

	Midcontinent Communications & Midcontinent Finance Corp
375,000	6.875%, 8/15/23 1	374,531
	Neptune Finco Corp.
200,000	10.125%, 1/15/23 1	202,750
200,000	6.625%, 10/15/25 1	201,500
	Virgin Media Secured Finance PLC
720,000	6.000%, 4/15/21	1,105,111
		6,574,322
Chemicals: 0.8%
	Blue Cube Spinco, Inc.
300,000	9.750%, 10/15/23 1	313,500
	Phosagro Bond Funding
625,000	4.204%, 2/13/18	619,766
		933,266
Consumer-Products: 1.7%
	Jarden Corp.
1,675,000	7.500%, 5/1/17	1,796,438
	Li & Fung Ltd.
225,000	5.250%, 5/13/20	247,574
		2,044,012
Containers: 1.7%
	Graphic Packaging International
500,000	4.750%, 4/15/21	497,500
	Owens-Brockway Glass Container, Inc.
500,000	6.375%, 8/15/25 1	505,937
	Reynolds Group Issuer LLC
500,000	6.875%, 2/15/21	520,050
	Sealed Air Corp.
500,000	6.500%, 12/1/20 1	550,000
		2,073,487
Diversified Financial Services: 3.2%
	International Lease Finance Corp.
2,150,000	8.750%, 3/15/17	2,316,625
	Lock AS
EUR 325,000	5.500%, 8/15/20 2	364,246
	MAF Global Securities Ltd.
600,000	5.250%, 7/5/19	642,390
575,000	4.750%, 5/7/24	588,944
		3,912,205
Diversified Media: 1.7%
	Belo Corp.
1,050,000	7.250%, 9/15/27	1,099,875
	Clear Channel Worldwide Holdings, Inc.
500,000	7.625%, 3/15/20	503,125
	Lamar Media Corp.
500,000	5.375%, 1/15/24	507,500
		2,110,500
Energy: 6.6%
	Chevron Corp.
750,000	2.355%, 12/5/22	725,997
	Delek & Avner Tamar Bond Ltd.
600,000	3.839%, 12/30/18 1	1,108,250

	El Paso Energy Corp.
795,000	7.750%, 1/15/32	837,719
	Energy Transfer Partners LP
800,000	4.050%, 3/15/25	708,334
	Gaz Capital S.A.
500,000	6.212%, 11/22/16	517,320
	Petroleos Mexicano
EUR 520,000	3.125%, 11/27/20	572,385
	Shell International Finance B.V.
1,200,000	3.250%, 5/11/25	1,189,056
	Southern Star Central Corp.
2,500,000	5.125%, 7/15/22 1	2,412,500
		8,071,561
Food & Drug Retail: 2.8%
	CVS Health Corp.
1,000,000	1.900%, 7/20/18	1,007,350
1,225,000	2.800%, 7/20/20	1,245,973
1,200,000	3.875%, 7/20/25	1,239,433
		3,492,756
Food/Beverage/Tobacco: 3.7%
	Constellation Brands, Inc.
500,000	7.250%, 9/1/16	520,625
	Kraft Heinz Foods Co.
2,400,000	2.000%, 7/2/18 1	2,404,939
	Pilgrim's Pride Corp.
500,000	5.750%, 3/15/25 1	492,500
	Smithfield Foods, Inc.
1,043,000	7.750%, 7/1/17	1,123,833
		4,541,897
Healthcare: 4.0%
	Endo Finance LLC / Endo Finco, Inc.
750,000	7.250%, 12/15/20 1	782,812
500,000	5.375%, 1/15/23 1	481,875
	Fresenius Medical Care II
1,000,000	4.125%, 10/15/20 1	1,002,500
	HCA, Inc.
500,000	6.500%, 2/15/16	506,875
	HealthSouth Corp.
75,000	5.750%, 9/15/25 1	72,937
	UnitedHealth Group, Inc.
790,000	3.350%, 7/15/22	816,098
	VPII Escrow Corp.
700,000	6.750%, 8/15/18 1	713,563
	WellCare Health Plans, Inc.
525,000	5.750%, 11/15/20	547,969
		4,924,629

Hotels: 0.9%
	Hilton Worldwide Finance LLC
1,050,000	5.625%, 10/15/21	1,089,375

Leisure: 0.9%
	Activision Blizzard, Inc.
1,000,000	5.625%, 9/15/21 1	1,055,000

Restaurants: 0.4%
	1011778 B.C./New Red Finance
500,000	6.000%, 4/1/22 1	508,750

Services: 1.0%
	Deutsche Raststaetten Gruppe IV GmbH
EUR 800,000	6.750%, 12/30/20	952,173
	Iron Mountain, Inc.
EUR 300,000	6.750%, 10/15/18	335,830
		1,288,003
Super Retail: 4.7%
	Amazon.com, Inc.
790,000	3.800%, 12/5/24	810,188
	Argos Merger Sub, Inc.
1,200,000	7.125%, 3/15/23 1	1,216,500
	AutoNation, Inc.
350,000	3.350%, 1/15/21	354,182
1,000,000	4.500%, 10/1/25	1,021,217
	Family Tree Escrow LLC
500,000	5.250%, 3/1/20 1	515,200
625,000	5.750%, 3/1/23 1	651,562
	L Brands, Inc.
650,000	6.900%, 7/15/17	703,625
	Sally Holdings LLC
500,000	6.875%, 11/15/19	521,250
		5,793,724
Technology: 0.5%
	Hewlett Packard Co.
675,000	2.850%, 10/5/18 1	674,136

Telecommunications: 6.6%
	Arqiva Broadcast Finance PLC
350,000	9.500%, 3/31/20	574,941
	Crown Castle International Corp.
500,000	5.250%, 1/15/23	530,725
	Eircom Finance Ltd.
EUR 358,000	9.250%, 5/15/20	430,440
	Koninklijke KPN NV
650,000	6.875%, 3/14/73 2	1,006,795
	Play Finance 2 S.A.
EUR 1,000,000	5.250%, 2/1/19	1,139,754
	Telesat Canada/Telesat LLC
2,400,000	6.000%, 5/15/17 1	2,418,000
	T-Mobile USA, Inc.
800,000	5.250%, 9/1/18	816,000
	Wind Acquisition Finance S.A.
EUR 1,075,000	4.011%, 7/15/20 2	1,197,968
		8,114,623

Transportation Excluding Air/Rail: 1.3%
	DP World Ltd.
600,000	3.250%, 5/18/20	599,250
	HPHT Finance Ltd.
1,000,000	2.875%, 3/17/20	999,789
		1,599,039
Utilities: 2.8%
	Contourglobal Power Holdings S.A.
200,000	7.125%, 6/1/19 1	201,520
	ENEL S.p.A.
650,000	7.750%, 9/10/75	1,055,284
	Indiantown Cogeneration LP
1,116,286	9.770%, 12/15/20	1,272,566
	Israel Electric Corp. Ltd.
200,000	6.700%, 2/10/17	211,250
450,000	5.625%, 6/21/18	479,812
	Mirant Mid-Atlantic Series B Pass Through Trust
56,420	9.125%, 6/30/17	58,465
	NSG Holdings LLC/NSG Holdings, Inc.
93,729	7.750%, 12/15/25 1	103,336
		3,382,233
TOTAL CORPORATE BONDS
(Cost $76,098,378)		75,406,301

BANK LOANS: 3.8%
Containers: 0.2%
	Owens-Brockway Glass Container, Inc.
249,375	3.500%, 8/12/22 2	250,583
Hotels: 0.7%
	Hilton Worldwide Finance LLC
848,039	3.500%, 10/26/20 2	847,242
Leisure: 0.9%
	Activision Blizzard, Inc.
1,146,608	3.250%, 10/13/20 2	1,148,838
Super Retail: 1.3%
	Petsmart, Inc.
1,098,500	4.250%, 3/11/22 2	1,097,863
	Party City Holdings, Inc.
500,000	4.250%, 8/19/22 2	499,687
		1,597,550
Technology: 0.7%
	Avago Technologies, Inc.
862,831	3.750%, 5/6/21 2	863,323

TOTAL BANK LOANS
(Cost $4,698,145)		4,707,536

U.S. GOVERNMENT NOTES: 14.2%
	United States Treasury Note
8,500,000	1.375%, 8/31/20	8,511,178
9,000,000	2.000%, 8/15/25	8,954,064
		17,465,242

TOTAL U.S. GOVERNMENT NOTES
(Cost $17,346,836)		17,465,242

SHORT-TERM INVESTMENTS: 16.3%
	United States Treasury Bill
6,000,000	0.038%, 11/12/15 3	6,000,120
4,000,000	0.001%, 12/10/15 3	4,000,332
2,000,000	0.000%, 2/4/16 3,4	1,999,922
8,000,000	0.018%, 3/3/16 3	7,999,232
		19,999,606
TOTAL SHORT-TERM INVESTMENTS
(Cost $19,999,132)		19,999,606

TOTAL INVESTMENTS IN SECURITIES: 95.6%
(Cost $118,142,491)		117,578,685
Other Assets in Excess of Liabilities: 4.4%		5,383,315
TOTAL NET ASSETS: 100.0%		$122,962,000

†	In U.S. Dollars unless otherwise indicated.
EUR	Euro
PIK -	Payment-in-kind - represents the security may pay interest in additional par.
1
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified, institutional buyers.  At September 30, 2015 the value of these securities amounted to $24,161,293 or 19.6% of net assets.

2	Variable rate security; rate shown is the rate in effect on September 30, 2015.
3	Coupon represents the yield to maturity from the purchase price.
4	Coupon is less than 0.001%.

The cost basis of investments for federal income tax purposes at September 30, 2015 was as follows+:

Cost of investments	$118,174,256
Gross unrealized appreciation	639,838
Gross unrealized depreciation	(1,235,409)
Net unrealized depreciation	$(595,571)

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at Muzinich Credit Opportunity Fund's (the "Fund") previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

The Fund has adopted enhanced disclosure regarding derivatives and hedging activity intended to improve financial reporting by enabling investors to understand how and why the Fund uses forward contracts (a type of derivative), how they are accounted for, and how they affect an entity's results of operations and financial position. The Fund may use derivatives in various ways.  The Fund may, but is not required to, use derivatives for risk management purposes or as part of its investment strategies.  Derivatives are financial contracts whose values depend on, or are derived from, the value of an underlying asset, reference rate or index.  The Fund may use derivatives to earn income and enhance returns, to hedge or adjust the risk profile of its portfolio, to replace more traditional direct investments and to obtain exposure to otherwise inaccessible markets.

The Fund's average notional value of forward foreign currency contracts outstanding during the nine months ended September 30, 2015 was $3,452,148.  The Fund's average notional value of credit default swap contracts outstanding during the nine months ended September 30, 2015 was $5,721,250.

The average notional amount is calculated by the dollar value of open contracts at the end of the previous fiscal year and at each quarter end in the current fiscal year.  The notional amount for forward foreign currency exchange contracts is calculated based on the currency being sold converted to U.S. dollars at each of the time periods noted above.  The table below shows the effects of derivative instruments on the financial statements.

The Fund had an average of three forward foreign currency exchange contracts open during the quarter ended September 30, 2015. The table below lists the contracts outstanding as of September 30, 2015.

	Schedule of Forward Foreign Currency Exchange Contracts at September 30, 2015 (Unaudited)

						Unrealized
	Settlement	Currency	U.S. Dollar Value at	Currency	U.S. Dollar Value at	Appreciation
Counterparty	Date	to be Delivered	September 30, 2015	to be Received	September 30, 2015	(Depreciation)
BNY Brokerage	12/11/2015	EUR 6,500,000	$7,272,190	$7,282,372	$7,282,372	$10,182

BNY Brokerage	12/11/2015	GBP 2,700,000	$4,083,145	$4,186,010	$4,186,010	$102,865

			$11,355,335	$11,468,382	$11,468,382	$113,047
GBP Great Britain Pound.

SCHEDULE OF SWAP CONTRACTS at September 30, 2015 (Unaudited)
						Unrealized
Buy Protection		Receive/(Pay)	Expiration	Notional	Premiums Paid	Appreciation
Reference Entity	Counterparty	Fixed Rate	Date	Amount	(Received)	(Depreciation)
Markit CDX.NA.HY.24.B 6/20	Barclays	(5.000)%	6/20/20	$9,405,000	$(363,581)	$89,850
Markit CDX.NA.HY.25.B 12/20	Barclays	(5.000)%	12/20/20	7,600,000	21,422	(22,942)
				$17,005,000	$(342,159)	$66,908

Fair values of derivative instruments as of September 30, 2015 (Unaudited)

	Asset Derivatives as of September 30, 2015		Liability Derivatives as of September 30, 2015

Instrument	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Forward Foreign Currency Exchange Contracts	Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	$113,047	Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	$-

Credit Default Swaps	Unrealized Appreciation on Credit Default Swaps	$89,850	Unrealized Depreciation on Credit Default Swaps	$(22,942)
		$202,897		$(22,942)

Summary of Fair Value Exposure at September 30, 2015 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's securities and derivatives as of September 30, 2015. See the Schedule of Investments for the industry breakout.
Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$–	$75,406,301	$–	$75,406,301
Bank Loans	–	4,707,536	–	4,707,536
U.S. Government Notes	–	17,465,242	–	17,465,242
Short-Term Investments	–	19,999,606	–	19,999,606
Total Investments in Securities	$–	$117,578,685	$–	$117,578,685

Liabilities:
Credit Default Swaps	$–	$66,908	$–	$66,908
Forward Foreign Currency Exchange Contracts	–	113,047	–	113,047
Total Derivatives	$–	$179,955	$–	$179,955

The Fund had no transfers into or out of Level 1 as of September 30, 2015.

Transfers into Level 3	$-
Transfers out of Level 3	(58,465)
Net transfers in and/or out of Level 3	$(58,465)

Transfers into Level 2	$58,465
Transfers out of Level 2	–
Net transfers in and/or out of Level 2	$58,465

The following is a reconciliation of the Fund's Level 3 assets:
	Investments in Securities at Fair Value
Balance as of December 31, 2014	$80,730
Accrued discounts/premiums	(1,106)
Realized gain (loss)	(861)
Change in unrealized appreciation (depreciation)	(1,620)
Purchases	–
Sales	(18,678)
Transfer in and/or out of Level 3	(58,465)
Balance as of September 30, 2015	$-
Change in unrealized appreciation (depreciation) for Level 3 investments held at September 30, 2015:	$-

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the end of period. As of September 30, 2015, one Corporate Bond was transferred out of Level 3 and into Level 2 as a result of a price being provided by the Fund’s independent pricing source.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

Muzinich Credit Opportunities Fund Form N-Q  9/30/2015

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)*            /s/ Elaine E. Richards
Elaine E. Richards, President

Date            11/17/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*            /s/ Elaine E. Richards
                                     Elaine E. Richards, President

Date            11/17/15

By (Signature and Title)*            /s/ Eric C. VanAndel
    Eric C. VanAndel, Treasurer

Date            11/23/15

* Print the name and title of each signing officer under his or her signature.

Muzinich Credit Opportunities Fund Form N-Q  9/30/2015